Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current assets
Cash and cash equivalents	$ 8,401,429	$ 4,560,493
Amounts receivable (note 4)	1,078,794	355,471
Prepaid expenses	127,508	130,953
Assets, Current, Total	9,607,731	5,046,917
Equipment (note 5)	549,084	497,960
Unproven mineral right interests (Schedule, note 3)	48,839,128	42,647,361
Assets, Total	58,995,943	48,192,238
Current liabilities
Accounts payable	1,631,757	348,627
Accrued liabilities	283,259	193,000
Liabilities, Current, Total	1,915,016	541,627
Share capital
Authorized: Unlimited number of common shares without par value Issued and outstanding: 77,185,086 common shares (2010; 68,010,586 common shares)	74,543,371	63,556,255
Contributed surplus	5,506,745	4,089,747
Deficit, accumulated during the exploration stage	(22,969,189)	(19,995,391)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	57,080,927	47,650,611
Liabilities and Equity, Total	$ 58,995,943	$ 48,192,238